Acquired Intangible Assets and Goodwill - Additional Information (Detail) - subsidiary	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2005
Goodwill and Intangible Assets Disclosure [Abstract]
Number of subsidiaries acquired	2
Intangible assets percentage of owned subsidiaries	50.00%
Ownership interests acquired (as a percent)		100.00%